1413055

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial

[redacted]

07078290

Name of Offering (___ check if this is an amendment and name has changed, and indicate change)

Filing Under (Check those that apply): ___ Rule 504 ___ Rule 505 _X_ Rule 506 ___ Section 4(6) ___ ULOE
Type of Filing _X_ New Filing ___ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (___ check if this is an amendment and name has changed, and indicate change) International Educational Management Corp.

Address of Executive Offices (Number and Street)	(City. State. Zip Code)	Telephone Number (Including Area Code)
50 Glen Street, Suite 308	Glen Cove, NY 11542	516-656-9250
Address of Principal Business Operations (if different from Executive Offices)	(Number and Street, City. State. Zip Code)	Telephone Number (Including Area Code)

Brief Description of Business
Manages medical school

Type of Business Organization
_X_ corporation ___ limited partnership, already formed ___ other (please specify):
business trust ___ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month _10_ Year _2001_ _X_ Actual ___ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada, FN for other foreign jurisdiction) _DE_

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17CFR230.501 et seq. 15 U.SC. 77d(6).

When To File A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U S Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United Stales registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C 20549.

Copies Requited. Five (5) copies of this notice must be filed with the SEC, one of which must he manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each slate where sales are to be, or have been made. If a slate requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate slates in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

SEC 1972 (6-02)

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC INDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ___ Promoter _X_ Beneficial Owner _X_ Executive Officer _X_ Director ___ General and/or Managing Partner

Knopf, Michael I.

Full Name (Last name first, if individual)

9 High Meadow Court, Old Brookville, NY 11545

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ___ Promoter ___ Beneficial Owner _X_ Executive Officer ___ Director ___ General and/or Managing Partner

Warriner, Melvin R.

Full Name (Last name first, if individual)

2031 NE 58th Avenue, Portland, OR 97213

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ___ Promoter ___ Beneficial Owner _X_ Executive Officer ___ Director ___ General and/or Managing Partner

Poulin, Marc

Full Name (Last name first, if individual)

61 Bond Street, Gardner, MA 01440

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ___ Promoter ___ Beneficial Owner ___ Executive Officer _X_ Director ___ General and/or Managing Partner

Nimal-Raj, Tham.

Full Name (Last name first, if individual)

Purfleet Care Centre, Tank Hill Rd., Purfleet, Essex RM19 1SX

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ___ Promoter ___ Beneficial Owner _X_ Executive Officer _X_ Director ___ General and/or Managing Partner

Wisneski, Leonard A.

Full Name (Last name first, if individual)

31541 Pike View Drive, Conifer, CO 80433

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ___ Promoter ___ Beneficial Owner ___ Executive Officer ___ Director ___ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ___ Promoter ___ Beneficial Owner ___ Executive Officer ___ Director ___ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .... _X_ Yes ___ No

   Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ _100___

3. Does the offering permit joint ownership of a single unit? .... _X_Yes ___ No

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ___ All States

__AL __AK __AZ __AR __CA __CO __CT __DE __DC __FL __GA __HI __ID __IL __IN __IA __KS
__KY __LA __ME __MD __MA __MI __MN __MS __MO __MT __NE __NV __NH __NJ __NM __NY
__NC __ND __OH __OK __OR __PA __RI __SC __SD __TN __TX __UT __VT __VA __WA __WV __WI
__WY __PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States).. ___ All States

__AL __AK __AZ __AR __CA __CO __CT __DE __DC __FL __GA __HI __ID __IL __IN __IA __KS
__KY __LA __ME __MD __MA __MI __MN __MS __MO __MT __NE __NV __NH __NJ __NM __NY
__NC __ND __OH __OK __OR __PA __RI __SC __SD __TN __TX __UT __VT __VA __WA __WV __WI
__WY __PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ___ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ 3,000,000	$ 456,700
_X_ Common ___ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Units)	$	$
Total	$ 3,000,000	$ 456,700

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$
Non-accredited Investors	14	$ 456,700
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees		$
Printing and Engraving Costs		$
Legal Fees	X	$ 5,000
Accounting Fees		$
Engineering Fees		$
Sales Commissions (specify finders' fees separately)		$
Other Expenses (identify) Blue Sky	X	$ 2,000
Total	X	$ 7,000

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 2,993,000

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments to Others
Salaries and fees	___	$	___	$
Purchase of real estate	___	$	___	$
Purchase, rental or leasing and installation of machinery and equipment	___	$	___	$
Construction or leasing of plant buildings and facilities	___	$	___	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	___	$	___	$
Repayment of indebtedness	___	$	___	$
Working capital	___	$	X	$ 2,993,000
Other (specify):	___	$	___	$
Column Totals	___	$	X	$ 2,993,000
Total Payments Listed (column totals added)		X $ 2,993,000		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
International Educational Management Corp.	[signature]	August 20, 2007
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Leonard Wisneski	Chief Executive Officer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... No

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
International Educational Management Corp		August 20, 2007
Name (Print or Type)	**Title (Print or Type)**	
Leonard Wisneski	Chief Executive Officer	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA	X		Common Stock, $3,000,000			1	$10,000		X
CO	X		Common Stock, $3,000,000			1	$50,000		X
CT									
DE									
DC									
FL									
GA									
FL									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA	X		Common stock, $3,000,000			1	$9,450		X
MI									
MN									
MS									

	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C - Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted (Part E - Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY	X		Common stock, $3,000,000			9	$372,250		X
NC									
ND									
OH									
OK									
OR	X		Common Stock, $3,000,000			1	$10,000		X
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C – Item 1)	4 Type of investor and amount purchased in State (Part C - Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E - Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY									
PR									

END